Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Summary of Decommissioning Provision

The aggregate carrying amount of the obligation is:

	2017	2016

Decommissioning Liabilities, Beginning of Year	1,847	2,052
Liabilities Incurred	20	11
Liabilities Acquired (Note 5) (1)	944	-
Liabilities Settled	(70)	(51)
Liabilities Divested (1)	(139)	(1)
Transfers to Liabilities Related to Assets Held for Sale (Note 11)	(1,621)	-
Change in Estimated Future Cash Flows	(155)	(423)
Change in Discount Rate	76	131
Unwinding of Discount on Decommissioning Liabilities	128	130
Foreign Currency Translation	(1)	(2)
Decommissioning Liabilities, End of Year	1,029	1,847
(1)	In connection with the Acquisition, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and reacquired it at fair value as required by IFRS.

Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities

Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	2017		2016
As at December 31,	Credit-Adjusted Risk-Free Rate	Inflation Rate	Credit-Adjusted Risk-Free Rate	Inflation Rate

One Percent Increase	(98)	197	(248)	327
One Percent Decrease	192	(103)	317	(259)